Financial Assets	12 Months Ended
Dec. 31, 2023
Financial Assets:
Financial Assets:

Note 6 – Financial Assets:

6.1) Accounts receivable

	December 31,
	2022		2023
Clients	Ps.	2,843,870	Ps.	2,654,041
Less: impairment provision		(301,947)		(336,223)
Total accounts receivable	Ps.	2,541,923	Ps.	2,317,818

The expectation for collection of the short-term account receivable is one month in relation to the reporting date. In 2020 the Company signed agreements including collection guarantees with clients facing constraints during the year, whereby it extended the payment term specifically for these clients for a period no longer than one year, which ended during 2022.

Accounts receivable are comprised mainly of TUA paid by passengers (other than diplomats, infants and passengers in transit) who travel using the airport terminals operated by the Company. The balance at December 31, 2022 and 2023 amounted to Ps.1,323,005 and Ps.1,394,587, respectively.

6.2) Notes receivable from clients

The Company has agreed with several clients, whose income derives from airport services, in view of the economic recession caused by COVID-19, to extend the collection terms from 30 to 180 days guaranteed upon execution of the agreement through the signature of promissory notes, establishing monthly payments and falling due within a term no longer than a year. The maturities of theses clients return to 30 days once the term of the agreement settled as from the second quarter of 2021. As of December 31, 2022 and 2023, the balance of the account of notes receivable was settled without any losses.

The documents have the following features:

Mexico - Falling due no later than a year at the interest rate for Federal Treasury Certificates (Cetes) plus 7 points multiplied by 1.5, interest accrued in the period is not material.

Airplan - Falling due before one year at the interest rate of DTF plus four points, interest accrued in the period is not material.

These notes receivables were subject to impairment testing and analysis, and therefore, they have been grouped in the same category of risk. Considering the prospective factors of clients with which notes receivable are recorded, no expected losses were identified as regards notes receivable.

6.3) Impairment of accounts receivable

After the assessment made by the Company with respect to its clients, the Company decreased the consolidated impairment allowance for accounts receivable by Ps.15,517 in 2022 with respect to 2021 and decreased by Ps.17,859 in 2023 with respect to 2022.

At December 31, 2022, the total balance of unimpaired accounts receivable was Ps.1,917,501 and at December 31, 2023 was Ps.2,072,306. These accounts refer to clients that have no recent record of noncompliance, and due to their positive performance with the company, no increase the level of credit risk was identified in our prospective assessment.

In Mexico, impairment of accounts receivable for the year 2022 and 2023 amounted to Ps.5,707 and Ps.25,309, respectively. As of December 31, 2022 and 2023, in accordance with our analyses, no future noncompliance is expected, as they were able to access to financing and governmental economic aid, in the case of international airlines, which will enable them to continue meeting their financial commitments. The Company monitors the accounts receivable performance and takes measures in this regard, has the ability to suspend the provision of the services if there are situations outside its policy for maturities exceeding 30 days, which keeps the level of exposure at a low risk.

In Aerostar, applications to the allowance for impairment of accounts receivable were recorded in 2022 and 2023 for Ps.7,997 and Ps.14,447 mainly accounted for by international airlines, which, according to the Company’s analysis and current uncertainty, may cease some recurring international operations in the LMM Airport as a result of the decrease in international passenger traffic. traveling directly to the LMM Airport. Passengers at this airport mainly relate to domestic traffic. In 2022 and 2023 domestic traffic represented 91% and 90%, respectively. National airlines in the US benefited from government grants, including accounts receivable at December 31, 2022 and 2023. As international airlines do not benefit from governmental aid in their respective countries and together with other factors described, the Company had considered that their collection could be at risk. However, during 2022 and 2023 there were no significant defaults in payments in connection with international airlines collections.

In Airplan, applications to the estimate for impairment of accounts receivable were recorded in 2022 were of Ps.17,401 as well as an increase of Ps.3,974 and in 2023 applications to the estimate for impairment were of Ps.23,414. According to our analysis, no significant future defaults are expected because Airplan’s clients have been able to access refinancing plans and possible government support from the Colombian government. The Company monitors the behavior of accounts receivable and takes measures in this regard, having the ability, where appropriate, to prevent service to its customers, to find situations outside of what is established in its policy for the accounts having maturities greater than 30 days, which keeps the level of exposure at a risk.

The movements in the impairment provision are as follows:

Provision for impairment at January 1, 2022	Ps.	317,664
Mexico’s increase		5,707
Application of Aerostar’s estimate		(7,997)
Airplan’s increase		3,974
Application of Airplan’s estimate		(17,401)
Provision for impairment at December 31, 2022	Ps.	301,947
Mexico’s increase	Ps.	25,309
Application of Aerostar’s estimate		(14,447)
Airplan’s increase		23,414
Provision for impairment at December 31, 2023	Ps.	336,223

The constitution of the provision for impairment of accounts receivable has been recorded in the consolidated comprehensive income statement under cost of services, and the amounts charged to the provision are written off from accounts receivable when recovery is not expected.

In order to measure expected credit losses, accounts receivable and contract assets have been grouped on the basis of their shared credit risk features and days past due. The Company held no relevant contract assets at January 1 or December 31, 2022 and 2023.

The expected loss rates are based on the profiles for payment of sales in a 12-month period prior to December 31, 2022 and 2023 or January 1, 2022 and 2023, respectively, and on historical credit losses experienced within that period. Historical loss rates are adjusted to reflect current and prospective information on macroeconomic factors affecting client capacity for covering accounts receivable. The Company has determined that the economic situation of a country can have adverse effects on the transportation industry, in addition to the cost of complying with aviation regulations and union pressures on airlines, which are the most relevant factors, and therefore adjusts historical loss rates based on changes expected in those factors.

On this basis, the provision for impairment of accounts receivables as of December 31, 2022 and December 31, 2023 was determined as follows for accounts receivable and contract assets:

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2022
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	5.40%	5.10%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90 days		91 to 180 days		181 to 365 days		than 365 days		12/31/2022
At December 31, 2022
Mexico’s accounts receivables	Ps.	1,917,501	Ps.	66,618	Ps.	10,212	Ps.	81,836	Ps.	129,056
Mexico’s provision impairment				1,586		1,960		81,836		129,056	Ps.	214,438
Aerostar’s account receivables		441,967		52,014		1,118		264		50
Aerostar’s provision impairment		40,637		2,653		489		230		50		44,059
Airplan’s accounts receivables		64,761		36,943		183		16,869		24,478
Airplan’s provision impairment				4,027		183		14,762		24,478		43,450
Total estimate											Ps.	301,947

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2023
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	5.75%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to		1 to 90		91 to 180		181 to 365		More		Total estimate
	expire		days		days		days		than 365 days		12/31/2023
At December 31, 2023
Mexico’s accounts receivables	Ps.	2,072,306	Ps.	69,475	Ps.	2,392	Ps.	1,199	Ps.	237,597
Mexico’s provision impairment				259		693		1,199		237,597	Ps.	239,748
Aerostar’s account receivables		57,910		52,164		3,361		1,050		834
Aerostar’s provision impairment		21,439		3,499		2,921		918		834		29,611
Airplan’s accounts receivables		88,192		6,627		43		21,652		39,239
Airplan’s provision impairment		5,208		722		43		21,652		39,239		66,864
Total estimate											Ps.	336,223

The Group limits its exposure to credit risk of accounts receivable establishing a maximum payment term of 30 days for clients. In the fiscal years ended December 31, 2022 and 2023, the accounts receivable past due not impaired within the range from 1 to 90 days amounted to Ps.147,309 and Ps.127,281, respectively. The total amount of all accounts receivable past due not impaired within a range from 1 to more than 365 days, at December 31, 2022 and 2023, amounted to Ps.158,331 and Ps.134,128 respectively.

6.4) Investment in financial instruments

In August 2023, the Company contracted two bonds in US dollars with rates of 6.5% and 6.84%, semiannual interest. The maturities are March 13, 2027 and January 23, 2030, respectively.